Adoption of Long-Duration Targeted Improvements - Statement of Comprehensive Income (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 421	$ 421	$ 186	$ 43	$ 615
Unrealized gain (loss) on available-for-sale securities	(16)		(275)	675	(2,606)
Gain related to discount rate for reserve for future policy benefits	(14)		0	(212)	873
Gain related to credit risk for market risk benefits	35		0	(133)	96
Other comprehensive income (loss)	5	$ 5	(274)	334	(1,664)
Comprehensive income (loss)	426		$ (88)	$ 377	(1,049)
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	280				359
Unrealized gain (loss) on available-for-sale securities	(10)				(2,129)
Gain related to discount rate for reserve for future policy benefits	0				0
Gain related to credit risk for market risk benefits	0				0
Other comprehensive income (loss)	(10)				(2,156)
Comprehensive income (loss)	270				(1,797)
Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	141				256
Unrealized gain (loss) on available-for-sale securities	(6)				(477)
Gain related to discount rate for reserve for future policy benefits	(14)				873
Gain related to credit risk for market risk benefits	35				96
Other comprehensive income (loss)	15				492
Comprehensive income (loss)	$ 156				$ 748